Stockholders' Equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity
Stockholders' Equity

8. Stockholders’ Equity

Authorized Capital

As of December 31, 2024, the authorized capital of the Company consists of 125,000,000 shares of capital stock, $0.001 par value per share, of which 115,000,000 shares are designated as common stock and 10,000,000 shares are designated as preferred stock.

Common Stock

Upon any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company, the holders of the common stock shall be entitled to receive that portion of the remaining funds to be distributed to the stockholders, subject to the liquidation preferences of any outstanding preferred stock, if any. Such funds shall be paid to the holders of common stock on the basis of the number of shares so held by each of them.

Issuance of Common Stock on September 11, 2024 from an Underwritten Public Offering and Private Placement

In September 2024, we sold 6,460,674 shares of our common stock in an underwritten registered public offering at an offering price of $8.90 per share (the “2024 Offering”) for gross proceeds of approximately $57.5 million, before deducting offering costs of approximately $3.8 million.

A fund affiliated with Paul B. Manning, a member of our Board of Directors, participated in the 2024 Offering and purchased shares of common stock in an aggregate amount of approximately $3.0 million at the public offering price per share and on the same terms as the other purchasers in the 2024 Offering.

Concurrently with the 2024 Offering referenced above, we entered into a common stock purchase agreement with funds managed by Caligan Partners LP (“Caligan”), our largest stockholder, for the sale by us in a private placement of an aggregate of 1,123,595 shares of our common stock at a purchase price of $8.90 per share for gross and net proceeds of approximately $10.0 million.

Issuance of Common Stock on January 4, 2024 from a Private Placement

On January 4, 2024, we entered into a common stock purchase agreement with Legend Aggregator, LP for the sale by us in a private placement (the “2024 Private Placement”) of an aggregate of 7,182,532 shares of our common stock at a purchase price of $10.442 per share. The 2024 Private Placement closed on January 8, 2024, and we received gross proceeds of approximately $75.0 million, before deducting offering costs of less than $0.1 million.

Issuance of Common Stock on December 12, 2023 from an Underwritten Public Offering and Private Placement

In December 2023, we sold 3,491,620 shares of our common stock in an underwritten registered public offering at an offering price of $7.16 per share (the “2023 Offering”) for net proceeds of approximately $25.0 million, before deducting offering costs of approximately $1.9 million.

Caligan and Paul B. Manning, participated in the 2023 Offering and purchased shares of common stock in an aggregate amount of approximately $10.0 million at the public offering price per share and on the same terms as the other purchasers in the 2023 Offering. Caligan purchased 1,117,318 shares of common stock in the 2023 Offering for an aggregate purchase price of $8.0 million and Paul B. Manning purchased 279,330 shares of common stock in the 2023 Offering for an aggregate purchase price of $2.0 million.

Concurrently with the 2023 Offering referenced above, we entered into a common stock purchase agreement with Roger Jeffs, our Chief Executive Officer, for the sale by us in a private placement of an aggregate of 139,665 shares of our common stock at a purchase price of $7.16 per share for gross proceeds of approximately $1.0 million.

Warrants

During the years ended December 31, 2024 and 2023, 9,175 and no warrants to purchase shares of common stock were exercised, respectively. Outstanding warrants consisted of the following as of December 31, 2024:

Number of
warrants	Exercise Price		Expiration Date
250,000		$5.14	January 6, 2032
100,000		$3.05	February 26, 2031
100,000	$	n/a1	February 26, 2031
56,397		$0.02	December 31, 2026
1	These warrants were issued on February 26, 2021, in connection with our previously outstanding debt with Silicon Valley Bank. These warrants only became exercisable if there was additional funding under the loan agreement, and the exercise price of these warrants was to be set upon such potential additional funding. The additional funding never occurred, and the loan agreement has since been repaid and terminated. While these warrants technically remain outstanding, they are not, and will never be, exercisable.